Note 1 - Corporate Information and Basis of Preparation	6 Months Ended
Jun. 30, 2023
Statement Line Items [Line Items]
Disclosure of general information about financial statements [text block]
Note 1.	Corporate Information and Basis of Preparation

Principal Activities and Organization

Opera is a leading global internet brand with an engaged user base. Building on over 20 years of innovation, starting with its browser products, Opera is increasingly leveraging its brand and user base to expand its offerings and its business. Opera offers a range of products and services that include PC and mobile browsers, gaming portals and game development tools, and Opera News content recommendation products. Opera generates revenue primarily when users of the browsers make searches using the integrated search and address bar, and from advertising on Opera’s properties and properties of Opera network partners.

Opera Limited (the Company or the Parent), with its office at Maples Corporate Services Limited, PO Box 309, Ugland House, Grand Cayman, KY1- 1104, Cayman Islands, is an exempted company under the laws of the Cayman Islands. The address of the principal executive office is Vitaminveien 4, 0485 Oslo, Norway. Opera Limited has American depositary shares (ADSs) listed on the Nasdaq Global Select Market, trading under the OPRA ticker symbol.

Basis of Preparation

The condensed interim consolidated financial statements of Opera Limited and its subsidiaries (collectively Opera) have been prepared in accordance with IAS 34 Interim Financial Reporting. The condensed interim consolidated financial statements do not include all the information and disclosures required in the annual financial statements and should be read in conjunction with Opera’s annual consolidated financial statements for the year ended December 31, 2022. The board of directors of the Company authorized the condensed interim consolidated financial statements for issue on September 25, 2023.

The accounting policies applied in the preparation of these condensed interim consolidated financial statements are consistent with those applied in the preparation of the annual consolidated financial statements for the year ended December 31, 2022. Certain amendments to IFRS apply for the first time in 2023, but these did not have any impact on the condensed interim consolidated financial statements. Except for the amendments to IFRS 10 and IAS 28 for sales or contributions of assets between an investor and its associate or joint venture, Opera has not early adopted standards, interpretations or amendments that have been issued but are not yet effective.

The condensed interim consolidated financial statements have been prepared on a historical cost basis, except for investments in ordinary and preferred shares in OPay and ordinary shares in Fjord Bank, which are measured at fair value.

The condensed interim consolidated financial statements are presented in U.S. dollars and all amounts are rounded to the nearest thousand except when otherwise indicated. Rounding differences may occur.

The preparation of financial statements requires the use of accounting estimates which, by definition, will seldom equal the actual results. Management also needs to exercise judgment in applying Opera’s accounting policies. The significant judgments made by management in applying Opera’s accounting policies and the key sources of estimation uncertainty were the same as those described in the last annual consolidated financial statements.